Other Assets and Liabilities (Summarized Financial Information of Equity Method Investees, Other than Morgan Stanley) (Detail) - Equity Method Investees Other than Morgan Stanley [Member] - JPY (¥)
¥ in Billions
	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Equity Method Investment, Summarized Financial Information, Assets
Net loans	¥ 15,772	¥ 14,343
Total assets	28,910	26,008
Equity Method Investment, Summarized Financial Information, Liabilities and Equity
Deposits	9,103	7,783
Total liabilities	23,423	21,209
Noncontrolling interests	1,135	1,009
Equity Method Investment, Summarized Financial Information, Income and Loss
Total interest income	1,036	901	¥ 777
Total interest expense	430	329	252
Net interest income	606	572	525
Provision for credit losses	157	136	97
Income before income tax expense	205	337	147
Net income	¥ 135	¥ 229	¥ 97